SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 5.9%
	U.S. Treasury Inflation-Indexed Notes,
	0.50% due 1/15/2028	$495,344	$482,708
	1.25% due 4/15/2028	407,348	400,760
	U.S. Treasury Notes,
	1.25% due 5/31/2028	8,809,000	8,341,366
	2.75% due 7/31/2027	3,000,000	2,956,055
	4.25% due 1/15/2028	2,500,000	2,502,637
	Total U.S. Treasury Securities (Cost $14,713,352)		14,683,526
	U.S. Government Agencies — 0.0%
	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	5,800	5,795
	Total U.S. Government Agencies (Cost $5,821)		5,795
	Mortgage Backed — 6.8%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-F Class A1, 2.86% due 7/25/2059	776,362	759,206
[a,b]	Series 2022-A Class A1, 3.50% due 10/25/2061	862,521	835,959
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-1 Class A1, 3.805% due 1/25/2049	7,999	7,756
[a,b]	Series 2019-3 Class A1, 2.962% due 10/25/2048	9,186	8,802
[a,b]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2020-RPL1 Class A1, 2.50% due 5/26/2059	1,045,636	1,036,048
[a,b]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	138,662	118,548
[a,b]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 7.455% (TSFR1M + 3.83%) due 8/15/2026	277,359	275,714
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	324,129	321,005
[a,b]	Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	33,079	31,359
[a,b]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	481,286	477,291
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	20,194	19,030
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	14,025	13,051
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	49,131	46,429
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	652,003
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	8,842	8,769
[a,b]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	5,744	5,265
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM1 Class A3, 3.554% due 1/25/2060	521,539	512,603
[a,b]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	102,804	99,416
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	454,532	426,674
[a,b]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2023-PJ4 Class A16, 6.50% due 1/25/2054	256,192	258,232
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2023-6 Class A4, 6.00% due 12/26/2053	291,121	291,580
[a,b]	Series 2024-5 Class A6, 6.00% due 11/25/2054	312,232	312,232
[a,b]	Series 2025-3 Class A1B, 5.563% due 9/25/2055	414,809	413,836
[a,b]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	21,334	21,217
	MFA Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	586,022	568,236
[a,b]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	365,158	359,751
[a,b]	Series 2023-NQM3 Class A1, 6.617% due 7/25/2068	757,701	756,341
[a,b]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class M1, 3.25% due 5/25/2062	1,281,361	1,254,694
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-5A Class A1, 5.263% (TSFR1M + 1.61%) due 6/25/2057	8,019	8,152
[a,b]	Series 2023-NQM1 Class A2, 7.319% due 10/25/2063	967,665	967,905
[a,b]	Series 2024-RTL1 Class A2, 7.101% due 3/25/2039	780,000	780,000
	OBX Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2024-NQM1 Class A1, 5.928% due 11/25/2063	764,341	764,432
[a,b]	Series 2024-NQM12 Class A1, 5.475% due 7/25/2064	486,336	486,387
	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2020-SH1 Class M1, 3.223% due 1/28/2050	633,973	625,888
[a,b]	Series 2020-SH2 Class B1, 5.00% due 6/25/2055	848,360	844,327
[a,b]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2020-3 Class A1, 1.486% due 4/25/2065	498,333	489,364
[a,b]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	250,790	250,966

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2015-6 Class M2, 3.75% due 4/25/2055	$929,610	$921,053
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	41,049	40,489
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	976,170	968,523
[a,b]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	40,607	40,495
	Total Mortgage Backed (Cost $17,173,887)		17,079,028
	Asset Backed Securities — 35.4%
	Auto Receivables — 21.3%
	Ally Auto Receivables Trust, Series 2022-2 Class A4, 4.87% due 4/17/2028	413,461	413,599
	American Credit Acceptance Receivables Trust,
[a]	Series 2023-4 Class C, 6.99% due 9/12/2030	1,833,916	1,839,408
[a]	Series 2024-2 Class C, 6.24% due 4/12/2030	914,631	917,959
[a]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	95,302	95,449
[a]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	474,249	474,507
[a]	Bank of America Auto Trust, Series 2023-2A Class A4, 5.66% due 11/15/2029	540,000	543,898
	BMW Vehicle Owner Trust, Series 2024-A Class A3, 5.18% due 2/26/2029	1,365,883	1,372,602
	BOF URSA VI Funding Trust I,
[a]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	60,876	61,369
[a]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	151,722	152,680
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	859,589	868,908
[a]	BofA Auto Trust, Series 2024-1A Class A3, 5.35% due 11/15/2028	1,274,336	1,279,412
	Bridgecrest Lending Auto Securitization Trust, Series 2025-3 Class A3, 4.66% due 1/15/2029	1,250,000	1,251,679
	CarMax Auto Owner Trust, Series 2023-2 Class A3, 5.05% due 1/18/2028	1,250,246	1,252,464
	Carvana Auto Receivables Trust,
	Series 2021-N2 Class D, 1.27% due 3/10/2028	272,819	268,613
	Series 2021-P4 Class B, 1.98% due 2/10/2028	1,300,000	1,286,738
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	391,193	388,060
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	16,913	16,919
[a]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	583,125	584,775
[a]	Citizens Auto Receivables Trust, Series 2024-2 Class A3, 5.33% due 8/15/2028	1,136,520	1,140,697
[a]	Consumer Portfolio Services Auto Trust, Series 2025-A Class A, 4.77% due 10/16/2028	168,484	168,533
	CPS Auto Receivables Trust,
[a]	Series 2022-A Class D, 2.84% due 4/16/2029	83,815	83,749
[a]	Series 2023-C Class C, 6.27% due 10/15/2029	635,480	639,001
[a]	Series 2024-B Class B, 6.04% due 10/16/2028	31,327	31,349
[a]	Series 2024-C Class C, 5.76% due 10/15/2030	660,000	664,484
[a]	Series 2024-D Class B, 4.65% due 3/15/2029	1,027,100	1,027,738
	Drive Auto Receivables Trust,
[a]	Series 2021-3 Class D, 1.94% due 6/15/2029	145,829	145,121
	Series 2024-1 Class B, 5.31% due 1/16/2029	179,158	179,498
	Series 2024-2 Class B, 4.52% due 7/16/2029	1,500,000	1,501,311
	DT Auto Owner Trust,
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	153,374	153,486
[a]	Series 2023-3A Class C, 6.40% due 5/15/2029	397,601	399,303
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	189,222	189,277
	Series 2022-3A Class D, 6.76% due 9/15/2028	153,800	154,812
	Series 2022-4A Class D, 5.98% due 12/15/2028	691,347	693,608
	Series 2022-6A Class D, 8.03% due 4/6/2029	586,040	594,322
	Series 2023-1A Class D, 6.69% due 6/15/2029	306,378	309,027
	Series 2023-3A Class D, 6.68% due 4/16/2029	250,000	252,892
	Series 2023-4A Class C, 6.51% due 8/15/2028	96,515	96,648
	Series 2025-5A Class A2, 4.38% due 6/15/2028	87,529	87,567
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	263,489	264,222
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	267,956	267,887
[a]	Series 2026-1A Class A1, 4.631% due 5/17/2027	1,317,539	1,318,439
[a]	First Investors Auto Owner Trust, Series 2022-1A Class D, 3.79% due 6/15/2028	130,504	130,443
	Flagship Credit Auto Trust,
[a]	Series 2022-1 Class C, 3.06% due 3/15/2028	28,988	28,974
[a]	Series 2022-4 Class C, 7.71% due 10/16/2028	1,428,420	1,439,065
[a]	GECU Auto Receivables Trust, Series 2023-1A Class A4, 5.79% due 10/15/2029	1,250,000	1,263,070

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-4A Class D, 2.48% due 10/15/2027	$150,892	$150,580
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	122,984	122,949
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	170,787	171,503
[a]	Series 2022-3A Class E, 8.35% due 10/15/2029	650,000	670,993
[a]	Series 2023-1A Class D, 7.01% due 1/16/2029	331,988	335,623
[a]	Series 2025-4A Class A2, 4.37% due 10/16/2028	888,686	888,965
[a]	GLS Auto Select Receivables Trust, Series 2023-1A Class A3, 5.96% due 10/16/2028	238,417	239,463
	GM Financial Consumer Automobile Receivables Trust,
	Series 2023-2 Class A3, 4.47% due 2/16/2028	335,480	335,672
	Series 2023-4 Class A3, 5.78% due 8/16/2028	1,285,237	1,293,259
	Hyundai Auto Receivables Trust, Series 2022-C Class A4, 5.52% due 10/16/2028	1,199,242	1,202,370
[a]	LAD Auto Receivables Trust, Series 2024-1A Class A4, 5.17% due 9/15/2028	947,262	949,324
[a]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	388,119	388,125
[a]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	597,506	598,340
[a]	M&T Bank Auto Receivables Trust, Series 2024-1A Class A3, 5.22% due 2/17/2032	1,612,204	1,621,864
	Nissan Auto Receivables Owner Trust, Series 2023-A Class A3, 4.91% due 11/15/2027	162,007	162,163
[a]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	2,247,385	2,260,129
[a]	Octane Receivables Trust, Series 2024-2A Class A2, 5.80% due 7/20/2032	394,532	396,414
[a]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	2,275,965	2,285,173
[a,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	343,485	341,211
[a]	Porsche Financial Auto Securitization Trust, Series 2023-2A Class A3, 5.79% due 1/22/2029	875,393	878,768
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	432,168	430,921
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	1,363,000	1,368,740
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	38,177	38,187
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	530,000	528,923
[a]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	115,226	115,197
[a]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	227,664	228,277
	Santander Drive Auto Receivables Trust,
	Series 2022-6 Class D, 5.69% due 2/18/2031	69,172	69,537
	Series 2022-7 Class C, 6.69% due 3/17/2031	658,139	665,854
	Series 2023-6 Class B, 5.98% due 4/16/2029	786,656	791,297
	Series 2025-4 Class A2, 4.28% due 1/15/2029	409,968	409,993
	Series 2026-1 Class A2, 4.04% due 3/15/2029	476,119	475,338
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	198,817	199,413
	Tricolor Auto Securitization Trust,
[a,d,e]	Series 2022-1A Class E, 7.79% due 8/16/2027	618,479	474,683
[a,d,e]	Series 2022-1A Class F, 9.80% due 7/16/2029	1,250,000	606,000
[a,d,e]	Series 2023-1A Class D, 8.56% due 7/15/2027	764,704	677,910
[a,d,e]	Series 2024-2A Class A, 6.36% due 12/15/2027	223,536	205,317
[a,d,e]	Series 2024-3A Class A, 5.22% due 6/15/2028	169,448	139,778
[a]	USAA Auto Owner Trust, Series 2024-A Class A3, 5.03% due 3/15/2029	589,890	592,100
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	812,178	818,320
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	603,154	604,354
[a]	Series 2026-1 Class A, 4.53% due 8/15/2028	118,423	118,455
	Westlake Automobile Receivables Trust,
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	340,353	340,543
[a]	Series 2023-2A Class D, 7.01% due 11/15/2028	215,105	217,307
[a]	Series 2024-1A Class D, 6.02% due 10/15/2029	900,000	913,740
	World Omni Auto Receivables Trust, Series 2023-C Class A3, 5.15% due 11/15/2028	540,099	541,611
			53,158,245
	Home Equity — 0.2%
[a]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	500,000	502,213
			502,213
	Other Asset Backed — 12.3%
[a]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	352,407	352,726
	ACHV ABS Trust,
[a]	Series 2024-1PL Class A, 5.90% due 4/25/2031	324,384	325,032
[a]	Series 2024-2PL Class A, 5.07% due 10/27/2031	284,036	284,565
[a]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	197,034	197,159
[a]	AMCR ABS Trust, Series 2026-A Class A, 5.52% due 5/18/2033	1,661,340	1,664,425

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
[a]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	$73,540	$73,677
[a]	Amur Equipment Finance Receivables XI LLC, Series 2022-2A Class D, 7.25% due 5/21/2029	660,000	662,306
[a]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	247,810	229,112
	BHG Securitization Trust,
[a]	Series 2021-B Class B, 1.67% due 10/17/2034	55,254	55,159
[a]	Series 2022-A Class C, 3.08% due 2/20/2035	458,007	453,930
[a]	Series 2022-C Class C, 6.56% due 10/17/2035	239,720	242,019
[a]	Series 2023-A Class B, 6.35% due 4/17/2036	595,184	598,543
[a]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	954,041	957,467
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	1,250,000	1,253,894
	GreenSky Home Improvement Issuer Trust,
[a]	Series 2024-1 Class A2, 5.88% due 6/25/2059	2,264	2,271
[a]	Series 2025-2A Class A2, 4.93% due 6/25/2060	477,835	478,724
[a]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	359,093	356,383
	Lendmark Funding Trust,
[a]	Series 2021-1A Class A, 1.90% due 11/20/2031	1,547,465	1,516,496
[a]	Series 2024-1A Class A, 5.53% due 6/21/2032	500,000	502,660
[a]	M&T Equipment Notes, Series 2023-1A Class A3, 5.74% due 7/15/2030	723,623	724,993
[a]	Mariner Finance Issuance Trust, Series 2021-AA Class A, 1.86% due 3/20/2036	1,544,143	1,528,531
	Marlette Funding Trust,
[a]	Series 2022-3A Class D, 7.80% due 11/15/2032	858,850	866,490
[a]	Series 2024-1A Class B, 6.07% due 7/17/2034	52,680	52,725
[a]	Series 2025-1A Class A, 4.75% due 7/16/2035	59,339	59,352
[a]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	1,346,747	1,350,081
	NMEF Funding LLC,
[a]	Series 2023-A Class A2, 6.57% due 6/17/2030	70,168	70,232
[a]	Series 2023-A Class B, 6.83% due 6/17/2030	1,065,000	1,072,112
[a]	Series 2025-B Class A2, 4.64% due 1/18/2033	600,998	601,457
[a]	OneMain Financial Issuance Trust, Series 2022-S1 Class A, 4.13% due 5/14/2035	78,595	78,573
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	77,829	76,701
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	418,165	412,556
	Pagaya AI Debt Grantor Trust,
[a,b]	Series 2024-10 Class ABC, 5.647% due 6/15/2032	844,589	845,515
[a]	Series 2024-9 Class A, 5.065% due 3/15/2032	670,683	671,365
[a]	Series 2026-2 Class A1, 4.522% due 4/15/2027	665,000	665,052
[a]	Series 2026-3 Class A1, 4.636% due 5/17/2027	150,000	150,001
[a]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	1,314,362	1,314,503
[a]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	649,620	650,316
	Reach ABS Trust,
[a]	Series 2024-1A Class B, 6.29% due 2/18/2031	265,969	266,745
[a]	Series 2024-2A Class A, 5.88% due 7/15/2031	21,032	21,044
[a]	Series 2025-1A Class A, 4.96% due 8/16/2032	56,177	56,240
[a]	Series 2025-2A Class A, 4.93% due 8/18/2032	109,810	109,900
[a]	Series 2026-1A Class A, 4.32% due 2/15/2033	1,102,095	1,101,440
[a]	Series 2026-2A Class A, 4.34% due 2/15/2035	489,304	488,848
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	1,542,125	1,524,531
	SoFi Consumer Loan Program Trust,
[a]	Series 2025-1 Class A, 4.80% due 2/27/2034	564,722	565,476
[a]	Series 2025-2 Class A, 4.82% due 6/25/2034	473,276	474,082
[a]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	120,939	114,037
[a]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	1,011,905	1,022,501
	Upgrade Master Pass-Thru Trust,
[a]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	598,611	597,571
[a]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	312,741	312,450
	Upstart Securitization Trust,
[a]	Series 2023-3 Class B, 8.25% due 10/20/2033	206,050	208,999
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	200,540	200,723
[a]	Series 2025-1 Class A, 5.45% due 4/20/2035	1,064,000	1,065,582
[a]	Series 2025-2 Class A2, 5.22% due 6/20/2035	146,813	147,078
[a]	Series 2026-1 Class A1, 4.142% due 2/22/2027	336,238	336,209
[a,f]	Series 2026-3 Class A2, 4.77% due 7/20/2036	625,000	624,623
			30,635,182

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Student Loan — 1.6%
[a]	Laurel Road Prime Student Loan Trust, Series 2020-A Class A2FX, 1.40% due 11/25/2050	$242,298	$231,837
	National Collegiate Student Loan Trust,
[b]	Series 2006-1 Class A5, 4.113% (TSFR1M + 0.46%) due 3/25/2033	337,661	334,939
[b]	Series 2006-4 Class A4, 4.073% (TSFR1M + 0.42%) due 5/25/2032	24,780	24,726
[a,b]	Navient Private Education Loan Trust, Series 2016-AA Class B, 3.50% due 12/16/2058	602,638	593,792
	Navient Private Education Refi Loan Trust,
[a]	Series 2019-CA Class A2, 3.13% due 2/15/2068	330,472	327,423
[a]	Series 2019-FA Class A2, 2.60% due 8/15/2068	247,865	239,360
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 4.72% (TSFR1M + 1.09%) due 12/15/2059	230,930	229,831
	Nelnet Student Loan Trust,
[a,b]	Series 2012-2A Class A, 4.542% (SOFR30A + 0.91%) due 12/26/2033	33,560	33,237
[a,b]	Series 2015-3A Class A2, 4.342% (SOFR30A + 0.71%) due 2/27/2051	6,239	6,218
[a,b]	Series 2021-DA Class AFL, 4.444% (TSFR1M + 0.80%) due 4/20/2062	61,464	61,004
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.013% (TSFR1M + 1.36%) due 7/25/2051	23,960	23,960
	SLM Student Loan Trust,
[b]	Series 2013-4 Class A, 4.292% (SOFR30A + 0.66%) due 6/25/2043	13,713	13,447
[b]	Series 2013-6 Class A3, 4.392% (SOFR30A + 0.76%) due 6/26/2055	90,457	89,388
	SMB Private Education Loan Trust,
[a,b]	Series 2018-B Class A2B, 4.46% (TSFR1M + 0.83%) due 1/15/2037	78,534	78,310
[a,b]	Series 2018-C Class A2B, 4.49% (TSFR1M + 0.86%) due 11/15/2035	22,659	22,574
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	289,119	286,284
[a]	Series 2020-A Class A2A, 2.23% due 9/15/2037	1,350,525	1,314,222
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.454% (TSFR1M + 0.81%) due 11/20/2061	29,436	29,418
			3,939,970
	Total Asset Backed Securities (Cost $89,203,942)		88,235,610
	Corporate Bonds — 44.8%
	Automobiles & Components — 0.9%
	Automobiles — 0.9%
	American Honda Finance Corp.,
[b]	4.257% (SOFR + 0.62%) due 12/11/2026	569,000	569,199
	Series A, 4.55% due 4/10/2028	500,000	499,215
[a]	Hyundai Capital America, 4.875% due 6/23/2027	500,000	501,890
[a]	Volkswagen Group of America Finance LLC, 4.45% due 9/11/2027	750,000	747,705
			2,318,009
	Banks — 0.3%
	Banks — 0.3%
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	750,000	743,460
			743,460
	Consumer Discretionary Distribution & Retail — 1.2%
	Hotels, Restaurants & Leisure — 0.7%
	Hyatt Hotels Corp., 5.75% due 1/30/2027	1,750,000	1,759,082
	Specialty Retail — 0.5%
	O’Reilly Automotive, Inc., 5.75% due 11/20/2026	1,250,000	1,254,688
			3,013,770
	Consumer Staples Distribution & Retail — 2.7%
	Commercial Services & Supplies — 0.4%
[a]	Equifax, Inc., 4.235% due 8/13/2026	1,000,000	995,055
	Food Products — 0.9%
[a]	Campbell’s Co., 4.294% due 9/10/2026	2,250,000	2,231,451
	Health Care Providers & Services — 0.8%
[a]	HCA, Inc., 4.54% due 9/28/2026	2,000,000	1,978,195
	Pharmaceuticals — 0.6%
[a]	Bayer Corp., 4.356% due 10/20/2026	1,500,000	1,480,483
			6,685,184
	Energy — 2.7%
	Oil, Gas & Consumable Fuels — 2.7%
[c]	Enbridge, Inc., 5.25% due 4/5/2027	1,000,000	1,005,820

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Energy Transfer LP, 3.90% due 7/15/2026	$2,500,000	$2,498,775
	NuStar Logistics LP, 5.625% due 4/28/2027	1,000,000	1,002,420
	ONEOK, Inc., 5.55% due 11/1/2026	1,250,000	1,253,925
	Targa Resources Corp., 5.20% due 7/1/2027	1,000,000	1,006,120
			6,767,060
	Equity Real Estate Investment Trusts (REITs) — 1.9%
	Diversified REITs — 1.9%
	Crown Castle, Inc., 2.90% due 3/15/2027	1,250,000	1,235,175
	Host Hotels & Resorts LP, 4.25% due 12/15/2028	250,000	247,265
[a]	Iron Mountain, Inc., 5.25% due 3/15/2028	400,000	399,560
	LifeStorage LP, 3.50% due 7/1/2026	1,250,000	1,250,000
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	1,500,000	1,484,469
[a]	1.84% due 4/15/2027	250,000	244,549
			4,861,018
	Financial Services — 3.2%
	Capital Markets — 2.3%
	Ares Capital Corp., 2.15% due 7/15/2026	1,250,000	1,247,962
	Blue Owl Capital Corp.,
	2.625% due 1/15/2027	750,000	739,073
	3.40% due 7/15/2026	750,000	749,363
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,492,395
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	1,000,000	995,610
	Main Street Capital Corp., 3.00% due 7/14/2026	637,000	636,216
	Consumer Finance — 0.3%
[a]	FirstCash, Inc., 4.625% due 9/1/2028	750,000	737,400
	Financial Services — 0.6%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	1,500,000	1,499,280
			8,097,299
	Food, Beverage & Tobacco — 4.2%
	Beverages — 2.6%
[a,c]	Bacardi Ltd., 2.75% due 7/15/2026	2,000,000	1,998,360
	Constellation Brands, Inc., 4.35% due 5/9/2027	935,000	934,467
[b]	Keurig Dr. Pepper, Inc., 4.208% (SOFR + 0.58%) due 11/15/2026	1,750,000	1,750,298
	PepsiCo, Inc., 7.29% due 9/15/2026	1,830,000	1,839,241
	Food Products — 1.1%
	Conagra Brands, Inc., 5.30% due 10/1/2026	1,500,000	1,503,690
	Flowers Foods, Inc., 3.50% due 10/1/2026	1,250,000	1,247,013
	Tobacco — 0.5%
	BAT Capital Corp.,
	3.215% due 9/6/2026	250,000	249,438
	3.557% due 8/15/2027	500,000	495,115
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	438,000	437,601
			10,455,223
	Health Care Equipment & Services — 2.2%
	Health Care Equipment & Supplies — 1.4%
[a]	Alcon Finance Corp., 2.75% due 9/23/2026	2,500,000	2,489,500
	Baxter International, Inc., 1.915% due 2/1/2027	1,000,000	983,900
	Health Care Providers & Services — 0.8%
[a]	IQVIA, Inc., 5.00% due 10/15/2026	1,250,000	1,250,150
	SSM Health Care Corp., Series A, 3.823% due 6/1/2027	653,000	649,768
			5,373,318
	Household & Personal Products — 0.4%
	Personal Care Products — 0.4%
	Haleon U.S. Capital LLC, 3.375% due 3/24/2027	1,000,000	992,390
			992,390

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Industrials — 0.8%
	Electronic Equipment, Instruments & Components — 0.8%
[a]	Jabil, Inc., 4.42% due 8/26/2026	$2,000,000	$1,986,560
			1,986,560
	Insurance — 3.1%
	Insurance — 3.1%
[a]	AEGON Funding Co. LLC, 5.50% due 4/16/2027	1,250,000	1,255,800
	Aon North America, Inc., 5.125% due 3/1/2027	1,000,000	1,003,530
	Brown & Brown, Inc., 4.60% due 12/23/2026	1,250,000	1,250,275
[a]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	999,030
[b]	Marsh & McLennan Cos., Inc., 4.327% (SOFRINDX + 0.70%) due 11/8/2027	751,000	753,546
	Reliance Standard Life Global Funding II,
[a]	1.512% due 9/28/2026	1,750,000	1,737,592
[a]	2.75% due 1/21/2027	800,000	791,720
			7,791,493
	Materials — 1.0%
	Chemicals — 0.6%
[a]	International Flavors & Fragrances, Inc., 1.832% due 10/15/2027	650,000	627,666
[a,c]	NOVA Chemicals Corp., 5.25% due 6/1/2027	750,000	750,203
	Containers & Packaging — 0.4%
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	999,700
			2,377,569
	Media & Entertainment — 1.2%
	Media — 1.2%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% due 5/1/2027	750,000	748,823
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	1,279,000	1,262,629
[a]	Sirius XM Radio LLC, 3.125% due 9/1/2026	975,000	972,250
			2,983,702
	Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
	Biotechnology — 0.9%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	1,000,000	990,770
	Illumina, Inc., 4.65% due 9/9/2026	1,258,000	1,257,748
	Pharmaceuticals — 0.8%
[a]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	1,250,000	1,249,700
	Viatris, Inc., 2.30% due 6/22/2027	750,000	732,278
			4,230,496
	Software & Services — 4.5%
	Information Technology Services — 0.7%
	Global Payments, Inc., 4.55% due 3/15/2028	500,000	497,980
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	1,250,000	1,240,712
	Internet Software & Services — 0.8%
[a]	eBay, Inc., 4.214% due 10/16/2026	2,000,000	1,975,747
	Software — 3.0%
	Activision Blizzard, Inc., Series 2020-3 Class D, 3.40% due 9/15/2026	1,355,000	1,348,984
[a]	Fair Isaac Corp., 4.00% due 6/15/2028	1,000,000	976,830
	Fidelity National Information Services, Inc., 4.45% due 3/10/2028	500,000	498,225
	Intuit, Inc., 5.25% due 9/15/2026	2,000,000	2,002,340
[a]	Oracle Corp., 4.615% due 9/16/2026	1,700,000	1,683,928
	Workday, Inc., 3.50% due 4/1/2027	1,000,000	992,730
			11,217,476
	Technology Hardware & Equipment — 2.5%
	Electronic Equipment, Instruments & Components — 1.5%
	Keysight Technologies, Inc., 4.60% due 4/6/2027	1,750,000	1,750,753
[c]	Videotron Ltd., 4.445% due 7/7/2026	2,000,000	1,998,543
	Office Electronics — 1.0%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	2,550,000	2,531,461
			6,280,757

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 1.8%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	$1,250,000	$1,246,487
[a,c]	Deutsche Telekom International Finance BV, 3.60% due 1/19/2027	1,250,000	1,243,413
[a,c]	TELUS Corp., 4.191% due 9/4/2026	2,000,000	1,985,375
	Wireless Telecommunication Services — 1.3%
[a,c]	Rogers Communications, Inc., 4.348% due 7/9/2026	2,000,000	1,998,107
	T-Mobile USA, Inc., 3.75% due 4/15/2027	1,250,000	1,243,162
			7,716,544
	Transportation — 1.4%
	Air Freight & Logistics — 0.5%
	Ryder System, Inc., 2.85% due 3/1/2027	1,200,000	1,187,052
	Transportation Infrastructure — 0.9%
	Penske Truck Leasing Co. LP, 4.197% due 8/21/2026	2,000,000	1,988,383
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35% due 1/12/2027	250,000	250,825
			3,426,260
	Utilities — 5.8%
	Electric Utilities — 4.3%
	Ameren Corp., 5.70% due 12/1/2026	1,000,000	1,004,360
	Black Hills Corp., 3.15% due 1/15/2027	1,500,000	1,489,305
	DTE Energy Co., 2.85% due 10/1/2026	1,589,000	1,582,978
[a,c]	E.ON SE, 4.071% due 7/6/2026	2,000,000	1,998,900
[c]	Enel Americas SA, 4.00% due 10/25/2026	530,000	528,537
[a,c]	ENEL Finance International NV, 1.625% due 7/12/2026	2,000,000	1,998,200
[c]	Fortis, Inc., 3.055% due 10/4/2026	260,000	259,054
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	746,175
	Virginia Electric & Power Co., Series A, 3.50% due 3/15/2027	1,000,000	993,930
	Gas Utilities — 0.9%
[a]	KeySpan Gas East Corp., 2.742% due 8/15/2026	2,250,000	2,244,240
	Multi-Utilities — 0.6%
[a]	Pennsylvania-American Water Co., 7.80% due 9/1/2026	1,500,000	1,507,320
			14,352,999
	Total Corporate Bonds (Cost $111,795,119)		111,670,587
	Long-Term Municipal Bonds — 0.5%
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	1,250,000	1,250,159
	Total Long-Term Municipal Bonds (Cost $1,250,140)		1,250,159
	Short-Term Investments — 6.5%
[g]	Thornburg Capital Management Fund	1,607,879	16,078,793
	Total Short-Term Investments (Cost $16,078,793)		16,078,793
	Total Investments — 99.9% (Cost $250,221,054)		$249,003,498
	Other Assets Less Liabilities — 0.1%		317,797
	Net Assets — 100.0%		$249,321,295

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

Footnote Legend
a
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$139,450,714, representing 55.93% of the Fund’s net assets.

b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Bond in default.
e	Non-income producing.
f	When-issued security.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
DAC	Designated Activity Company
GO	General Obligation
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$16,022,573	$224,020,703	$(223,964,483)	$-	$-	$16,078,793	$668,033